Submission	Aug. 12, 2025
Submission [Line Items]
Central Index Key	0002066899
Registrant Name	Club Versante Group Limited
Registration File Number	333-288678
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES